ACQUISITION (Details 1) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Business Combinations [Abstract]
Revenues	$ 459,900	$ 727,100	$ 1,460,800	$ 1,154,500
Net income (loss)	$ (2,659,600)	$ (5,605,300)	$ (10,558,000)	$ (7,894,700)
Basic and diluted loss per share: (in dollars per share)	$ (0.61)	$ (1.29)	$ (2.03)	$ (2.80)
Weighted shares outstanding (in shares)	4,362,564	4,347,745	5,199,566	2,817,415